Tax situation (Tables)	12 Months Ended
Dec. 31, 2022
Tax situation
Schedule of income tax years for review by tax authorities

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2018-2022
Compañía Minera Condesa S.A.	2017-2019,2021,2022
Compañía Minera Colquirrumi S.A.	2017-2022
Consorcio Energético de Huancavelica S.A.	2017-2022
Contacto Corredores de Seguros S.A.	2016-2022
El Molle Verde S.A.C.	2017-2022
Empresa de Generación Huanza S.A.	2017-2022
Inversiones Colquijirca S.A.	2017-2022
Minera La Zanja S.R.L.	2019-2022
Sociedad Minera El Brocal S.A.A.	2017-2022
S.M.R.L. Chaupiloma Dos de Cajamarca	2017-2022
Procesadora Industrial Río Seco S. A.	2017-2019,2021,2022
Apu Coropuna S.R.L.	2017-2022
Cerro Hablador S. A. C.	2017-2022
Minera Azola S. R. L.	2017-2022

Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 - 2005	8,684	39,366	48,050
2006	10,840	51,955	62,795
2007	11,579	22,102	33,681
2008	16,906	16,923	33,829
2009	56,000	51,604	107,604
2010	53,566	125,047	178,613
2011	40,802	66,506	107,308
2012	869	6,917	7,786
2013	48,402	65,849	114,251
2014	5,434	724	6,158
2015	2,986	23,205	26,191
2016	60,041	3,268	63,309
2017	4,815	2,920	7,735
	320,924	476,386	797,310

Sociedad Minera Cerro Verde S.A.A
Tax situation
Schedule of types of temporary differences, unused tax losses and unused tax credits.

	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)
Deferred Income tax
Assets
Cost of net asset for the construction of the tailing dam	163,975	139,635	125,621
Royalty accrual	178	219	83,570
Provision for remediation and mine closure	25,348	22,620	19,937
Unpaid vacations	10,031	10,078	7,015
Provision for mining taxes	5,200	11,604	6,124
Development costs	37	47	59
Leases	1,867	709	931
Other provisions	10,537	10,381	10,826
	217,173	195,293	254,083
Liabilites

Property, plant and equipment depreciation	557,626	529,124	545,636
Stripping activity asset	80,569	59,673	43,187
Embedded derivatives for price adjustment of copper concentrate and cathode	34,904	3,865	37,862
Valuation of inventories	28,386	24,960	18,479
Debt issuance costs	763	28	412
	702,248	617,650	645,576
Deferred liabilities	485,075	422,357	391,493
Supplementary retirement fund
Deferred liability	5,716	4,965	4,581

Total deferred income tax liability	490,791	427,322	396,074

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of income tax provision

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Income tax
Current	350,483	550,731	175,870
Deferred	62,718	30,864	25,962
	413,201	581,595	201,832
Mining taxes
Current mining royalty and special mining tax	88,224	144,895	32,203

Supplementary retirement fund
Current	6,371	8,828	2,568
Deferred	751	385	323
	7,122	9,213	2,891

Income tax expense reported in the statements of comprehensive income	508,547	735,703	236,926

Schedule of other assessments

Fiscal Year	Taxes	Penalty and Interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,684	39,366	48,050
2006	10,840	51,955	62,795
2007	11,579	22,102	33,681
2008	16,906	16,923	33,829
2009	56,000	51,604	107,604
2010	53,566	125,047	178,613
2011	40,802	66,506	107,308
2012	869	6,917	7,786
2013	48,402	65,849	114,251
2014	5,434	724	6,158
2015	2,986	23,205	26,191
2016	60,041	3,268	63,309
2017	4,815	2,920	7,735

	320,924	476,386	797,310

Schedule of reconciliation of income tax rate.

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Profit before income tax	1,433,900	1,927,177	511,470
Income tax rate	32%	32%	32%
Expected income tax expense	458,848	616,697	163,670
Special mining tax and mining royalties	(31,188)	(46,366)	(10,305)
Gain for uncertainty about treatments of income taxes	(19,667)	(14,379)	1,313
Non - deductible expenses	13,608	14,609	16,925
Income tax true – ups	(11,831)	6,345	5,292
Moratorium interest	(741)	1,019	24,652
Income tax rate change effect on deferred taxes for the change in Peruvian tax law once the current Stability Contract expires	1,117	840	(2,750)
Other	3,055	2,830	3,035
Current and deferred income tax	413,201	581,595	201,832
Mining taxes	88,224	144,895	32,203
Supplementary retirement fund	7,122	9,213	2,891

	508,547	735,703	236,926

Effective income tax	35.47%	38.18%	46.32%